Loans (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 688,218	$ 693,059	$ 719,678
Loans, percentage movement from prior period	(1.00%)
Loans, percentage movement from same period of prior year	(4.00%)
Securitised loans	$ 6,144	7,367	9,029
Assets pledged for covered bond programs	33,841	37,222	39,348
Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 693,131	698,661	724,868
Loans, percentage movement from prior period	(1.00%)
Loans, percentage movement from same period of prior year	(4.00%)
Provision | Provision for ECL on loans
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ (4,913)	(5,602)	(5,190)
Loans, percentage movement from prior period	(12.00%)
Loans, percentage movement from same period of prior year	(5.00%)
Australia | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 602,980	605,598	620,839
Loans, percentage movement from same period of prior year	(3.00%)
Australia | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 443,557	440,933	445,663
Loans, percentage movement from prior period	1.00%
Australia | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 16,458	17,081	19,854
Loans, percentage movement from prior period	(4.00%)
Loans, percentage movement from same period of prior year	(17.00%)
Australia | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 142,965	147,584	155,322
Loans, percentage movement from prior period	(3.00%)
Loans, percentage movement from same period of prior year	(8.00%)
New Zealand | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 83,942	82,350	85,668
Loans, percentage movement from prior period	2.00%
Loans, percentage movement from same period of prior year	(2.00%)
New Zealand | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 53,530	51,126	52,037
Loans, percentage movement from prior period	5.00%
Loans, percentage movement from same period of prior year	3.00%
New Zealand | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 1,293	1,360	1,610
Loans, percentage movement from prior period	(5.00%)
Loans, percentage movement from same period of prior year	(20.00%)
New Zealand | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 29,119	29,864	32,021
Loans, percentage movement from prior period	(2.00%)
Loans, percentage movement from same period of prior year	(9.00%)
Other overseas | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 6,209	$ 10,713	$ 18,361
Loans, percentage movement from prior period	(42.00%)
Loans, percentage movement from same period of prior year	(66.00%)